Note 26 - Other Reserves (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Other reserves [Text Block]
Other reserve movements

(US dollars in thousands)	Equity instruments 1	Preference shares 1	Shares pending issue 2	Capital raising costs 3	Equity incentive costs4	Share awards issuance4	Treasury shares 5	Share option reserve 6	Foreign exchange	Total
At March 31, 2019	26,090	-	-	(9,722)	-	-	(246)	3,713	11	19,846
Equity instruments	(3)	-	-	-	-	-		-	-	(3)
Disposal of treasury shares	-	-	-	-	-	-	233	-	-	233
At June 30, 2019	26,087	-	-	(9,722)	-	-	(13)	3,713	11	20,076
Equity instruments	970	-	-		1	-	-	-	-	971
Other reserves	-	-	-	3,713	17	-	-	(3,713)	-	17
Employee share scheme	-	-	-		326	-	13	-	5	344
At June 30, 2020	27,057	-	-	(6,009)	344	-	-	-	16	21,408
Conversion to Aevitas preference shares	(2,998)	2,998	-	-	-	-	-	-	-	-
Interest on equity instruments	114	185	-	-	-	-	-	-	-	299
Equity instruments payments	(3,317)	(123)	-	-	-	-	-	-	-	(3,440)
Conversion to ordinary shares pending issue in VivoPower International PLC	(20,466)	-	20,466	-	-	-	-	-	-	-
Capital raising costs	-	-	-	(2,804)	-	-	-	-	-	(2,804)
Share issuance costs	-	--		(15)	-	-	-	-	-	(15)
Equity incentives cost less shares issued	-	-	-	-	1,078	(971)	-	-	-	107
Other movements	(390)	210	-	-	-	-	-	-	(61)	(241)
At June 30, 2021	-	3,270	20,466	(8,828)	1,422	(971)	-	-	(45)	15,314